AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 48.5%
Information Technology – 7.6%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	335	$67,854
Cisco Systems, Inc.	21,540	846,738
F5 Networks, Inc.(a)	280	29,856
Juniper Networks, Inc.	1,610	30,815
Motorola Solutions, Inc.	825	109,659
Nokia Oyj	62,192	191,543
Telefonaktiebolaget LM Ericsson - Class B	28,969	234,503

		1,510,968

Electronic Equipment, Instruments & Components – 0.6%
Alps Alpine Co., Ltd.	2,053	19,782
Amphenol Corp. - Class A	1,510	110,049
CDW Corp./DE	732	68,274
Corning, Inc.	3,815	78,360
FLIR Systems, Inc.	610	19,453
Halma PLC	4,302	101,037
Hamamatsu Photonics KK	1,600	65,015
Hexagon AB - Class B	4,263	180,262
Hirose Electric Co., Ltd.	315	32,474
Hitachi High-Tech Corp.	1,881	138,953
Hitachi Ltd.	10,400	298,755
Ingenico Group SA	930	97,212
IPG Photonics Corp.(a)	123	13,564
Keyence Corp.	2,108	677,748
Keysight Technologies, Inc.(a)	928	77,655
Kyocera Corp.	3,637	214,622
Murata Manufacturing Co., Ltd.	6,584	327,322
Omron Corp.	1,800	93,065
Shimadzu Corp.	2,000	52,197
TDK Corp.	1,200	92,267
TE Connectivity Ltd.	1,660	104,547
Venture Corp., Ltd.	4,005	38,152
Yaskawa Electric Corp.	2,723	74,040
Yokogawa Electric Corp.	4,500	53,832
Zebra Technologies Corp. - Class A(a)	312	57,283

		3,085,920

IT Services – 1.5%
Accenture PLC - Class A	3,225	526,514
Adyen NV(a) (b)	83	70,541
Akamai Technologies, Inc.(a)	805	73,649
Alliance Data Systems Corp.	180	6,057
Amadeus IT Group SA - Class A	4,973	234,073
Atos SE	677	45,105
Automatic Data Processing, Inc.	2,180	297,962
Broadridge Financial Solutions, Inc.	519	49,217
Capgemini SE	1,557	130,106
Cognizant Technology Solutions Corp. - Class A	2,690	125,004
Computershare Ltd.	3,663	21,928
DXC Technology Co.	1,218	15,895
Edenred	2,787	115,659
Fidelity National Information Services, Inc.	3,099	376,962
Fiserv, Inc.(a)	2,838	269,582
FleetCor Technologies, Inc.(a)	461	85,995

Company	Shares	U.S. $ Value

Fujitsu Ltd.	2,228	$200,673
Gartner, Inc.(a)	440	43,811
Global Payments, Inc.	1,577	227,451
GMO Payment Gateway, Inc.	913	63,988
International Business Machines Corp.	4,538	503,400
Itochu Techno-Solutions Corp.	1,463	41,667
Jack Henry & Associates, Inc.	397	61,630
Leidos Holdings, Inc.	695	63,697
Mastercard, Inc. - Class A	4,510	1,089,436
NEC Corp.	2,500	91,033
Nomura Research Institute Ltd.	3,900	82,379
NTT Data Corp.	6,010	57,531
Obic Co., Ltd.	730	95,111
Otsuka Corp.	1,200	51,157
Paychex, Inc.	1,545	97,211
PayPal Holdings, Inc.(a)	5,985	573,004
VeriSign, Inc.(a)	575	103,552
Visa, Inc. - Class A	8,700	1,401,744
Western Union Co. (The) - Class W	2,090	37,892
Wirecard AG	1,262	142,190
Wix.com Ltd.(a) (c)	543	54,745
Worldline SA/France(a) (b)	270	15,936

		7,543,487

Semiconductors & Semiconductor Equipment – 1.5%
Advanced Micro Devices, Inc.(a)	5,903	268,468
Advantest Corp.	2,262	90,095
Analog Devices, Inc.	1,860	166,749
Applied Materials, Inc.	4,625	211,918
ASM Pacific Technology Ltd.	900	8,345
ASML Holding NV	4,875	1,285,121
Broadcom, Inc.	2,059	488,189
Disco Corp.	309	60,117
Infineon Technologies AG	14,329	206,850
Intel Corp.	22,060	1,193,887
KLA Corp.	810	116,429
Lam Research Corp.	729	174,960
Maxim Integrated Products, Inc.	1,375	66,839
Microchip Technology, Inc.(c)	1,145	77,631
Micron Technology, Inc.(a)	5,580	234,695
NVIDIA Corp.	3,165	834,294
NXP Semiconductors NV	3,195	264,961
Qorvo, Inc.(a)	518	41,766
QUALCOMM, Inc.	5,714	386,552
Renesas Electronics Corp.(a)	9,161	32,586
Rohm Co., Ltd.	1,300	70,567
Skyworks Solutions, Inc.	824	73,649
STMicroelectronics NV	12,251	263,355
SUMCO Corp.	2,522	32,047
Texas Instruments, Inc.	4,745	474,168
Tokyo Electron Ltd.	1,689	314,785
Xilinx, Inc.	1,285	100,153

		7,539,176

Software – 2.4%
Adobe, Inc.(a)	2,480	789,235
ANSYS, Inc.(a)	412	95,778

Company	Shares	U.S. $ Value

Autodesk, Inc.(a)	1,135	$177,173
AVEVA Group PLC	740	31,883
Cadence Design Systems, Inc.(a)	1,414	93,380
Check Point Software Technologies Ltd.(a)	1,396	140,354
Citrix Systems, Inc.	580	82,099
CyberArk Software Ltd.(a)	439	37,561
Dassault Systemes SE	1,424	207,891
Fortinet, Inc.(a)	669	67,683
Intuit, Inc.	1,380	317,400
Micro Focus International PLC	3,943	19,457
Microsoft Corp.	38,773	6,114,890
Nice Ltd.(a)	690	99,771
NortonLifeLock, Inc.	2,825	52,856
Oracle Corp.	10,961	529,745
Oracle Corp. Japan	500	43,611
Paycom Software, Inc.(a)	284	57,371
Sage Group PLC (The)	12,240	89,004
salesforce.com, Inc.(a)	4,553	655,541
SAP SE	11,137	1,243,423
ServiceNow, Inc.(a)	979	280,562
Synopsys, Inc.(a)	722	92,986
Temenos AG(a)	662	86,291
Trend Micro, Inc./Japan	1,600	79,011
WiseTech Global Ltd.	2,856	29,691

		11,514,647

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	21,274	5,409,765
Brother Industries Ltd.	2,200	33,322
Canon, Inc.	11,400	247,733
FUJIFILM Holdings Corp.	4,200	206,974
Hewlett Packard Enterprise Co.	6,580	63,892
HP, Inc.	7,470	129,679
Konica Minolta, Inc.	6,000	24,173
NetApp, Inc.	1,090	45,442
Ricoh Co., Ltd.	6,000	43,808
Seagate Technology PLC	1,150	56,120
Seiko Epson Corp.	2,700	29,060
Western Digital Corp.	1,413	58,809
Xerox Holdings Corp.(a)	866	16,402

		6,365,179

		37,559,377

Health Care – 7.2%
Biotechnology – 0.8%
AbbVie, Inc.	7,502	571,577
Alexion Pharmaceuticals, Inc.(a)	1,080	96,973
Amgen, Inc.	3,078	624,003
BeiGene Ltd. (Sponsored ADR)(a) (c)	415	51,091
Biogen, Inc.(a)	915	289,488
CSL Ltd.	5,165	936,268
Genmab A/S(a)	745	149,647
Gilead Sciences, Inc.	6,425	480,333
Grifols SA	3,644	121,918
Incyte Corp.(a)	890	65,175

Company	Shares	U.S. $ Value

PeptiDream, Inc.(a)	1,023	$35,610
Regeneron Pharmaceuticals, Inc.(a)	390	190,433
Vertex Pharmaceuticals, Inc.(a)	1,367	325,277

		3,937,793

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	8,926	704,351
ABIOMED, Inc.(a)	208	30,193
Alcon, Inc.(a)	4,817	246,778
Align Technology, Inc.(a)	340	59,143
Asahi Intecc Co., Ltd.	1,468	36,307
Baxter International, Inc.	2,590	210,282
Becton Dickinson and Co.	1,438	330,409
BioMerieux	788	89,208
Boston Scientific Corp.(a)	7,010	228,736
Carl Zeiss Meditec AG	488	46,468
Cochlear Ltd.	682	77,729
Coloplast A/S - Class B	1,154	167,360
Cooper Cos., Inc. (The)	311	85,733
Danaher Corp.	3,290	455,369
Demant A/S(a)	2,050	44,636
DENTSPLY SIRONA, Inc.	1,046	40,616
Edwards Lifesciences Corp.(a)	1,090	205,596
Fisher & Paykel Healthcare Corp., Ltd.	6,133	111,489
Hologic, Inc.(a)	1,320	46,332
Hoya Corp.	4,322	367,506
IDEXX Laboratories, Inc.(a)	433	104,890
Intuitive Surgical, Inc.(a)	655	324,363
Koninklijke Philips NV	14,135	580,346
Medtronic PLC	6,829	615,839
Olympus Corp.	13,355	192,516
ResMed, Inc.	766	112,824
Sartorius AG (Preference Shares)	812	194,129
Siemens Healthineers AG(b)	1,618	62,546
Smith & Nephew PLC	9,779	172,272
Sonova Holding AG	666	118,757
STERIS PLC	391	54,728
Straumann Holding AG	145	106,010
Stryker Corp.	1,665	277,206
Sysmex Corp.	1,836	132,880
Teleflex, Inc.	211	61,794
Terumo Corp.	6,600	226,125
Varian Medical Systems, Inc.(a)	445	45,684
Zimmer Biomet Holdings, Inc.	1,025	103,607

		7,070,757

Health Care Providers & Services – 0.8%
Alfresa Holdings Corp.	2,700	50,251
AmerisourceBergen Corp. - Class A	735	65,048
Anthem, Inc.	1,260	286,070
Cardinal Health, Inc.	1,465	70,232
Centene Corp.(a)	2,936	174,428
Cigna Corp.(a)	1,861	329,732
CVS Health Corp.	6,589	390,925
DaVita, Inc.(a)	450	34,227

Company	Shares	U.S. $ Value

Fresenius Medical Care AG & Co. KGaA	2,085	$136,100
Fresenius SE & Co. KGaA	4,696	174,845
HCA Healthcare, Inc.	1,270	114,109
Henry Schein, Inc.(a) (c)	690	34,859
Humana, Inc.	685	215,104
Laboratory Corp. of America Holdings(a)	525	66,355
McKesson Corp.	865	117,000
Medipal Holdings Corp.	3,900	72,875
NMC Health PLC(d) (e) (f)	1,143	1,489
Quest Diagnostics, Inc.	700	56,210
Ramsay Health Care Ltd.	1,156	40,648
Ryman Healthcare Ltd.	5,937	36,013
Sonic Healthcare Ltd.	5,598	84,137
Suzuken Co., Ltd./Aichi Japan	1,200	43,598
UnitedHealth Group, Inc.	4,805	1,198,271
Universal Health Services, Inc. - Class B	400	39,632

		3,832,158

Health Care Technology – 0.0%
Cerner Corp.	1,580	99,524
M3, Inc.	4,140	122,118

		221,642

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	1,545	110,653
Illumina, Inc.(a)	731	199,651
IQVIA Holdings, Inc.(a)	896	96,643
Lonza Group AG	779	320,421
Mettler-Toledo International, Inc.(a)	170	117,387
PerkinElmer, Inc.	555	41,780
QIAGEN NV(a)	2,703	109,140
Sartorius Stedim Biotech	712	142,082
Thermo Fisher Scientific, Inc.	2,085	591,306
Waters Corp.(a)	345	62,807

		1,791,870

Pharmaceuticals – 3.8%
Allergan PLC	1,660	293,986
Astellas Pharma, Inc.	22,500	346,666
AstraZeneca PLC	15,028	1,338,978
Bayer AG	10,385	595,044
Bristol-Myers Squibb Co.	11,915	664,142
Chugai Pharmaceutical Co., Ltd.	2,537	293,520
Daiichi Sankyo Co., Ltd.	6,428	441,453
Eisai Co., Ltd.	2,933	214,541
Eli Lilly & Co.	4,323	599,687
GlaxoSmithKline PLC	57,174	1,072,822
Hisamitsu Pharmaceutical Co., Inc.	1,000	46,404
Ipsen SA	880	45,109
Johnson & Johnson	13,395	1,756,486
Kyowa Kirin Co., Ltd.	2,152	48,096
Merck & Co., Inc.	12,935	995,219
Merck KGaA	1,230	124,183
Mylan NV(a)	2,555	38,095
Nippon Shinyaku Co., Ltd.	701	54,893
Novartis AG	24,523	2,023,118
Novo Nordisk A/S - Class B	20,377	1,216,834

Company	Shares	U.S. $ Value

Ono Pharmaceutical Co., Ltd.	3,900	$89,624
Orion Oyj - Class B	974	39,638
Otsuka Holdings Co., Ltd.	4,348	169,652
Perrigo Co. PLC	672	32,316
Pfizer, Inc.	28,054	915,683
Recordati SpA	2,055	86,583
Roche Holding AG	7,961	2,561,387
Sanofi	12,344	1,068,679
Santen Pharmaceutical Co., Ltd.	4,389	75,323
Shionogi & Co., Ltd.	2,800	137,926
Sumitomo Dainippon Pharma Co., Ltd.	2,900	37,646
Taisho Pharmaceutical Holdings Co., Ltd.	567	34,802
Takeda Pharmaceutical Co., Ltd.	16,445	500,719
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	12,347	110,876
UCB SA	1,519	129,969
Vifor Pharma AG	802	109,720
Zoetis, Inc.	2,426	285,516

		18,595,335

		35,449,555

Financials – 6.8%
Banks – 3.0%
AIB Group PLC(a)	5,844	6,480
Aozora Bank Ltd.	2,000	38,168
Australia & New Zealand Banking Group Ltd.	31,095	326,106
Banco Bilbao Vizcaya Argentaria SA	73,153	226,522
Banco de Sabadell SA	69,405	35,099
Banco Santander SA	190,461	453,072
Bank Hapoalim BM	14,749	88,374
Bank Leumi Le-Israel BM	16,778	92,513
Bank of America Corp.	41,156	873,742
Bank of East Asia Ltd. (The)	41,231	88,111
Bank of Ireland Group PLC	11,605	21,633
Bank of Kyoto Ltd. (The)	400	12,677
Bankia SA	10,832	11,812
Bankinter SA	7,353	26,674
Barclays PLC	188,978	214,761
Bendigo & Adelaide Bank Ltd.	9,233	35,472
BNP Paribas SA	13,908	406,047
BOC Hong Kong Holdings Ltd.	39,500	108,428
CaixaBank SA	42,465	78,586
Chiba Bank Ltd. (The)	11,000	47,885
Citigroup, Inc.	11,049	465,384
Citizens Financial Group, Inc.	2,179	40,987
Comerica, Inc.	650	19,071
Commerzbank AG	15,814	56,295
Commonwealth Bank of Australia	20,060	756,864
Concordia Financial Group Ltd.	11,221	32,660
Credit Agricole SA	14,327	101,376
Danske Bank A/S	7,940	88,367
DBS Group Holdings Ltd.	21,665	282,688
DNB ASA	9,303	103,644
Erste Group Bank AG	3,207	58,713
Fifth Third Bancorp	3,590	53,312
First Republic Bank/CA	823	67,716
Fukuoka Financial Group, Inc.	1,800	23,745
Hang Seng Bank Ltd.	8,100	138,002
HSBC Holdings PLC	231,396	1,299,004

Company	Shares	U.S. $ Value

Huntington Bancshares, Inc./OH	5,245	$43,061
ING Groep NV	36,740	188,259
Intesa Sanpaolo SpA	165,706	268,122
Israel Discount Bank Ltd. - Class A	13,191	38,463
Japan Post Bank Co., Ltd.	3,855	35,601
JPMorgan Chase & Co.	15,955	1,436,429
KBC Group NV	3,064	139,029
KeyCorp	4,965	51,487
Lloyds Banking Group PLC	821,886	321,317
M&T Bank Corp.	665	68,781
Mebuki Financial Group, Inc.	16,800	34,076
Mediobanca Banca di Credito Finanziario SpA	12,965	70,700
Mitsubishi UFJ Financial Group, Inc.	135,900	508,477
Mizrahi Tefahot Bank Ltd.	1,057	19,455
Mizuho Financial Group, Inc.	273,362	313,623
National Australia Bank Ltd.	33,042	338,941
Nordea Bank Abp	29,390	165,331
Oversea-Chinese Banking Corp., Ltd.	37,153	225,107
People’s United Financial, Inc.	2,175	24,034
PNC Financial Services Group, Inc. (The)	2,180	208,670
Raiffeisen Bank International AG	1,307	18,800
Regions Financial Corp.	4,815	43,191
Resona Holdings, Inc.	21,000	62,964
Royal Bank of Scotland Group PLC	53,666	73,999
Seven Bank Ltd.	16,218	41,856
Shinsei Bank Ltd.	3,700	49,006
Shizuoka Bank Ltd. (The)	4,000	24,287
Skandinaviska Enskilda Banken AB - Class A	16,190	108,425
Societe Generale SA	9,446	154,746
Standard Chartered PLC	34,982	193,408
Sumitomo Mitsui Financial Group, Inc.	15,240	370,231
Sumitomo Mitsui Trust Holdings, Inc.	3,200	91,937
SVB Financial Group(a)	236	35,655
Svenska Handelsbanken AB - Class A	14,254	117,554
Swedbank AB - Class A	8,621	95,083
Truist Financial Corp.	6,798	209,650
UniCredit SpA	17,422	134,787
United Overseas Bank Ltd.	12,000	164,640
US Bancorp	7,205	248,212
Wells Fargo & Co.	19,495	559,507
Westpac Banking Corp.	38,249	392,848
Zions Bancorp NA	830	22,211

		14,491,950

Capital Markets – 1.3%
3i Group PLC	9,721	94,193
Ameriprise Financial, Inc.	645	66,100
Amundi SA(b)	1,517	87,773
ASX Ltd.	2,413	113,268
Bank of New York Mellon Corp. (The)	4,215	141,961
BlackRock, Inc. - Class A	677	297,860
Cboe Global Markets, Inc.	496	44,268
Charles Schwab Corp. (The)	5,740	192,979
CME Group, Inc. - Class A	1,850	319,883
Credit Suisse Group AG(a)	28,090	226,724
Daiwa Securities Group, Inc.	16,000	61,829
Deutsche Bank AG	19,693	125,190
Deutsche Boerse AG	2,077	285,346
E*TRADE Financial Corp.	1,070	36,722

Company	Shares	U.S. $ Value

Franklin Resources, Inc.	1,340	$22,365
Goldman Sachs Group, Inc. (The)	1,638	253,218
Hargreaves Lansdown PLC	4,023	68,354
Hong Kong Exchanges & Clearing Ltd.	13,451	402,983
Intercontinental Exchange, Inc.	2,800	226,100
Invesco Ltd.	1,880	17,070
Japan Exchange Group, Inc.	4,965	87,130
Julius Baer Group Ltd.(a)	2,130	71,350
London Stock Exchange Group PLC	3,987	356,660
Macquarie Group Ltd.	3,705	197,321
Magellan Financial Group Ltd.	1,420	37,661
MarketAxess Holdings, Inc.	260	86,468
Moody’s Corp.	845	178,717
Morgan Stanley	6,160	209,440
MSCI, Inc. - Class A	457	132,055
Nasdaq, Inc.	510	48,424
Natixis SA	21,759	69,286
Nomura Holdings, Inc.	38,855	163,972
Northern Trust Corp.	1,010	76,215
Partners Group Holding AG	231	158,158
Raymond James Financial, Inc.	559	35,329
S&P Global, Inc.	1,300	318,565
SBI Holdings, Inc./Japan	2,468	35,960
Schroders PLC	1,291	39,468
Singapore Exchange Ltd.	21,000	135,249
St. James’s Place PLC	4,994	46,634
Standard Life Aberdeen PLC	24,984	68,951
State Street Corp.	1,765	94,022
T. Rowe Price Group, Inc.	1,175	114,739
UBS Group AG(a)	42,353	388,212

		6,234,172

Consumer Finance – 0.1%
Acom Co., Ltd.	13,014	52,849
American Express Co.	3,400	291,074
Capital One Financial Corp.	2,353	118,638
Credit Saison Co., Ltd.	3,500	40,606
Discover Financial Services	1,560	55,645
Isracard Ltd.	0	1
Synchrony Financial	2,778	44,698

		603,511

Diversified Financial Services – 0.6%
AMP Ltd.(a)	67,589	55,196
Berkshire Hathaway, Inc. - Class B(a)	9,934	1,816,233
Challenger Ltd.	12,809	31,288
EXOR NV	3,679	189,612
Groupe Bruxelles Lambert SA	768	60,427
IHS Markit Ltd.	2,011	120,660
Industrivarden AB - Class C	4,979	95,335
Investor AB - Class B	4,336	195,613
Kinnevik AB - Class B	4,676	76,263
M&G PLC(a)	30,322	42,178
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,362	36,035
ORIX Corp.	14,110	168,342
Pargesa Holding SA	1,023	67,542
Wendel SA	844	66,975

		3,021,699

Company	Shares	U.S. $ Value

Insurance – 1.8%
Admiral Group PLC	2,010	$55,356
Aegon NV	38,312	95,680
Aflac, Inc.	3,690	126,346
Ageas	2,085	86,886
AIA Group Ltd.	138,549	1,240,656
Allianz SE	4,871	829,519
Allstate Corp. (The)	1,650	151,354
American International Group, Inc.	4,333	105,075
Aon PLC/UK	1,175	193,922
Arthur J Gallagher & Co.	952	77,598
Assicurazioni Generali SpA	11,115	150,550
Assurant, Inc.	260	27,063
Aviva PLC	43,251	142,199
Baloise Holding AG	926	120,724
Chubb Ltd.	2,312	258,227
Cincinnati Financial Corp.	710	53,569
CNP Assurances	8,285	80,220
Dai-ichi Life Holdings, Inc.	11,850	140,720
Direct Line Insurance Group PLC	13,089	47,784
Everest Re Group Ltd.	244	46,950
Gjensidige Forsikring ASA	3,690	62,838
Globe Life, Inc.	452	32,530
Hannover Rueck SE	795	112,258
Hartford Financial Services Group, Inc. (The)	1,765	62,199
Insurance Australia Group Ltd.	22,589	85,229
Japan Post Holdings Co., Ltd.	16,700	130,638
Japan Post Insurance Co., Ltd.	1,829	22,597
Legal & General Group PLC	63,405	149,807
Lincoln National Corp.	940	24,741
Loews Corp.	1,240	43,189
Mapfre SA	17,737	30,089
Marsh & McLennan Cos., Inc.	2,520	217,879
Medibank Pvt Ltd.	39,307	64,641
MetLife, Inc.	3,890	118,917
MS&AD Insurance Group Holdings, Inc.	4,800	133,925
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,588	319,299
NN Group NV	7,137	193,953
Principal Financial Group, Inc.	1,290	40,429
Progressive Corp. (The)	2,915	215,244
Prudential Financial, Inc.	1,955	101,934
Prudential PLC	30,322	379,930
QBE Insurance Group Ltd.	13,053	67,993
RSA Insurance Group PLC	10,859	56,667
Sampo Oyj - Class A	4,765	137,465
SCOR SE	3,333	73,330
Sompo Holdings, Inc.	4,000	123,296
Sony Financial Holdings, Inc.	4,130	69,350
Suncorp Group Ltd.	11,891	66,034
Swiss Life Holding AG	342	114,791
Swiss Re AG	3,176	244,549
T&D Holdings, Inc.	5,500	44,586
Tokio Marine Holdings, Inc.	7,300	334,008
Travelers Cos., Inc. (The)	1,290	128,161
Tryg A/S	1,821	44,323
Unum Group	990	14,860
Willis Towers Watson PLC	687	116,687
WR Berkley Corp.	734	38,293

Company	Shares	U.S. $ Value

Zurich Insurance Group AG	1,604	$563,496

		8,810,553

		33,161,885

Industrials – 5.5%
Aerospace & Defense – 0.7%
Airbus SE	6,243	402,560
Arconic, Inc.	1,616	25,953
BAE Systems PLC	36,720	235,927
Boeing Co. (The)	2,680	399,695
Dassault Aviation SA	41	33,669
Elbit Systems Ltd.	250	32,397
General Dynamics Corp.	1,150	152,157
Huntington Ingalls Industries, Inc.	179	32,616
L3Harris Technologies, Inc.	1,157	208,399
Leonardo SpA	5,271	34,847
Lockheed Martin Corp.	1,310	444,024
Meggitt PLC	10,854	39,017
MTU Aero Engines AG	579	83,722
Northrop Grumman Corp.	870	263,218
Raytheon Co.	1,390	182,298
Rolls-Royce Holdings PLC(a)	19,591	82,800
Safran SA	3,586	317,709
Singapore Technologies Engineering Ltd.	43,000	94,077
Textron, Inc.	1,105	29,470
Thales SA	1,184	98,054
TransDigm Group, Inc.	313	100,219
United Technologies Corp.	4,125	389,111

		3,681,939

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	615	40,713
Deutsche Post AG	10,803	289,613
DSV PANALPINA A/S	2,516	228,778
Expeditors International of Washington, Inc.	820	54,710
FedEx Corp.	1,165	141,268
Kuehne & Nagel International AG	477	64,977
SG Holdings Co., Ltd.	2,174	51,781
United Parcel Service, Inc. - Class B	3,565	333,042
Yamato Holdings Co., Ltd.	3,400	53,112

		1,257,994

Airlines – 0.1%
Alaska Air Group, Inc.	543	15,459
American Airlines Group, Inc.(c)	1,932	23,551
ANA Holdings, Inc.	1,007	24,534
Delta Air Lines, Inc.	2,892	82,509
Deutsche Lufthansa AG	3,330	31,146
easyJet PLC	2,320	16,077
Japan Airlines Co., Ltd.	2,921	53,680
Qantas Airways Ltd.	11,303	21,991
Singapore Airlines Ltd.	14,000	56,828
Southwest Airlines Co.	2,405	85,642
United Airlines Holdings, Inc.(a)	1,072	33,822

		445,239

Company	Shares	U.S. $ Value

Building Products – 0.3%
AGC, Inc./Japan	2,000	$48,735
Allegion PLC	485	44,630
AO Smith Corp.	655	24,765
Assa Abloy AB - Class B	9,541	178,118
Cie de Saint-Gobain	4,539	108,915
Daikin Industries Ltd.	2,774	334,861
Fortune Brands Home & Security, Inc.	621	26,858
Geberit AG	360	157,745
Johnson Controls International PLC	3,892	104,928
Kingspan Group PLC	1,858	100,192
LIXIL Group Corp.	2,500	30,803
Masco Corp.	1,385	47,879
TOTO Ltd.	1,522	50,208

		1,258,637

Commercial Services & Supplies – 0.2%
Brambles Ltd.	15,030	97,150
Cintas Corp.	435	75,351
Copart, Inc.(a)	941	64,477
Dai Nippon Printing Co., Ltd.	2,500	53,128
G4S PLC	17,154	19,511
Park24 Co., Ltd.	1,300	19,164
Rentokil Initial PLC	20,957	100,090
Republic Services, Inc. - Class A	1,000	75,060
Rollins, Inc.(c)	654	23,636
Secom Co., Ltd.	2,338	193,372
Sohgo Security Services Co., Ltd.	1,000	48,539
Toppan Printing Co., Ltd.	2,500	38,170
Waste Management, Inc.	1,915	177,252

		984,900

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	2,819	55,984
Bouygues SA	1,739	50,468
CIMIC Group Ltd.	2,988	42,320
Eiffage SA	1,102	78,224
Epiroc AB - Class A	16,027	158,370
Epiroc AB - Class B	3,579	35,277
Ferrovial SA	4,946	117,402
HOCHTIEF AG	422	27,708
Jacobs Engineering Group, Inc.	665	52,715
JGC Holdings Corp.	4,000	31,928
Kajima Corp.	3,500	35,775
Obayashi Corp.	6,000	50,913
Quanta Services, Inc.	665	21,101
Shimizu Corp.	4,000	31,127
Skanska AB - Class B	8,587	129,227
Taisei Corp.	2,000	60,996
Vinci SA	5,456	445,806

		1,425,341

Electrical Equipment – 0.5%
ABB Ltd.	20,970	364,480
AMETEK, Inc.	1,099	79,150
Eaton Corp. PLC	2,014	156,468
Emerson Electric Co.	3,040	144,856
Fuji Electric Co., Ltd.	2,800	62,783
Legrand SA	2,541	162,070

Company	Shares	U.S. $ Value

Melrose Industries PLC	52,623	$58,477
Mitsubishi Electric Corp.	21,000	256,540
Nidec Corp.	5,134	264,578
Prysmian SpA	1,074	17,052
Rockwell Automation, Inc.	630	95,073
Schneider Electric SE	6,098	515,420
Siemens Gamesa Renewable Energy SA	2,259	33,334
Vestas Wind Systems A/S	2,133	173,553

		2,383,834

Industrial Conglomerates – 0.6%
3M Co.	2,875	392,466
CK Hutchison Holdings Ltd.	25,840	172,228
DCC PLC	1,216	75,941
General Electric Co.	44,379	352,369
Honeywell International, Inc.	3,645	487,665
Jardine Matheson Holdings Ltd.	2,300	115,763
Jardine Strategic Holdings Ltd.	2,005	44,809
Keihan Holdings Co., Ltd.	1,000	44,357
Keppel Corp., Ltd.	13,000	48,351
NWS Holdings Ltd.	37,000	37,706
Roper Technologies, Inc.	595	185,527
Siemens AG	8,669	725,899
Smiths Group PLC	3,761	56,705
Toshiba Corp.	7,200	157,812

		2,897,598

Machinery – 1.0%
Alfa Laval AB	3,778	64,683
Alstom SA	3,502	144,605
Amada Holdings Co., Ltd.	3,000	23,514
ANDRITZ AG	693	21,711
Atlas Copco AB - Class A	6,392	212,561
Atlas Copco AB - Class B	3,579	104,111
Caterpillar, Inc.	2,755	319,690
CNH Industrial NV	22,634	128,907
Cummins, Inc.	800	108,256
Daifuku Co., Ltd.	1,030	64,548
Deere & Co.	1,605	221,747
Dover Corp.	685	57,499
FANUC Corp.	2,100	280,614
Flowserve Corp.	610	14,573
Fortive Corp.	1,420	78,370
GEA Group AG	1,741	35,965
Hino Motors Ltd.	6,000	31,999
Hitachi Construction Machinery Co., Ltd.	3,000	60,168
Hoshizaki Corp.	400	29,921
IDEX Corp.	372	51,377
IHI Corp.	2,600	30,279
Illinois Tool Works, Inc.	1,515	215,312
Ingersoll Rand, Inc.(a)	1,669	41,391
Kawasaki Heavy Industries Ltd.	3,337	48,012
KION Group AG	1,747	75,187
Knorr-Bremse AG	473	41,584
Komatsu Ltd.	9,800	158,597
Kone Oyj - Class B	3,896	218,179
Kubota Corp.	11,872	151,000
Kurita Water Industries Ltd.	1,200	27,531
Makita Corp.	2,200	67,108

Company	Shares	U.S. $ Value

Metso Oyj	1,073	$25,286
MINEBEA MITSUMI, Inc.	4,131	61,017
MISUMI Group, Inc.	2,900	62,730
Mitsubishi Heavy Industries Ltd.	3,100	78,126
Nabtesco Corp.	1,000	22,875
NGK Insulators Ltd.	2,000	26,030
NSK Ltd.	4,719	30,037
PACCAR, Inc.	1,710	104,532
Parker-Hannifin Corp.	695	90,162
Pentair PLC	780	23,213
Sandvik AB	12,165	171,121
Schindler Holding AG	413	90,355
Schindler Holding AG (REG)	575	120,389
SKF AB - Class B	4,700	64,048
SMC Corp./Japan	600	251,546
Snap-on, Inc.	220	23,940
Spirax-Sarco Engineering PLC	834	83,728
Stanley Black & Decker, Inc.	715	71,500
Sumitomo Heavy Industries Ltd.	1,200	21,470
Techtronic Industries Co., Ltd.	13,454	85,432
THK Co., Ltd.	1,531	30,848
Trane Technologies PLC	1,225	101,173
Volvo AB - Class B	14,676	174,438
Wartsila Oyj Abp	4,224	30,846
Weir Group PLC (The)	2,037	18,117
Westinghouse Air Brake Technologies Corp.	915	44,039
Xylem, Inc./NY	885	57,640
Yangzijiang Shipbuilding Holdings Ltd.	56,331	32,685

		5,126,322

Marine – 0.0%
AP Moller - Maersk A/S - Class A	70	57,492
AP Moller - Maersk A/S - Class B	68	60,273
Mitsui OSK Lines Ltd.	1,200	19,234
Nippon Yusen KK	3,100	36,616

		173,615

Professional Services – 0.5%
Adecco Group AG	1,673	65,927
Bureau Veritas SA	3,094	58,318
Equifax, Inc.	555	66,295
Experian PLC	10,230	284,305
Intertek Group PLC	1,990	116,266
Nielsen Holdings PLC	1,766	22,146
Persol Holdings Co., Ltd.	2,583	25,846
Randstad NV	1,613	56,926
Recruit Holdings Co., Ltd.	15,153	391,421
RELX PLC (London)	22,241	474,677
Robert Half International, Inc.	585	22,084
SEEK Ltd.	4,101	37,476
SGS SA	52	119,937
Teleperformance	655	135,661
Verisk Analytics, Inc. - Class A	800	111,504
Wolters Kluwer NV	5,568	394,126

		2,382,915

Road & Rail – 0.5%
Aurizon Holdings Ltd.	22,082	57,227
Central Japan Railway Co.	1,537	246,337

Company	Shares	U.S. $ Value

CSX Corp.	3,880	$222,324
East Japan Railway Co.	3,600	272,413
Hankyu Hanshin Holdings, Inc.	2,200	73,909
JB Hunt Transport Services, Inc.	403	37,169
Kansas City Southern	520	66,134
Keikyu Corp.	2,000	33,649
Keio Corp.	1,200	70,840
Keisei Electric Railway Co., Ltd.	1,465	42,336
Kintetsu Group Holdings Co., Ltd.	1,700	78,680
Kyushu Railway Co.	1,722	49,465
MTR Corp., Ltd.	15,500	79,726
Nagoya Railroad Co., Ltd.	1,800	50,608
Nippon Express Co., Ltd.	1,200	58,535
Norfolk Southern Corp.	1,320	192,720
Odakyu Electric Railway Co., Ltd.	3,000	65,884
Old Dominion Freight Line, Inc.	454	59,526
Seibu Holdings, Inc.	3,142	34,635
Tobu Railway Co., Ltd.	2,165	75,530
Tokyu Corp.	5,000	78,572
Union Pacific Corp.	3,540	499,282
West Japan Railway Co.	1,568	107,243

		2,552,744

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	1,409	32,111
Ashtead Group PLC	5,697	123,135
Brenntag AG	1,471	53,445
Bunzl PLC	3,191	63,873
Fastenal Co.	2,830	88,437
Ferguson PLC	2,936	181,540
ITOCHU Corp.	16,000	331,114
Marubeni Corp.	16,000	79,409
Mitsubishi Corp.	16,100	340,551
Mitsui & Co., Ltd.	18,200	252,683
MonotaRO Co., Ltd.	2,090	55,221
Sumitomo Corp.	13,465	153,558
Toyota Tsusho Corp.	2,300	53,727
United Rentals, Inc.(a)	400	41,160
WW Grainger, Inc.	280	69,580

		1,919,544

Transportation Infrastructure – 0.1%
Aena SME SA(b)	780	84,626
Aeroports de Paris	1,000	96,606
Atlantia SpA	3,639	45,205
Auckland International Airport Ltd.	10,521	31,350
Getlink SE	6,892	83,356
Japan Airport Terminal Co., Ltd.	1,196	45,964
Kamigumi Co., Ltd.	1,500	25,319
Sydney Airport	8,828	30,502
Transurban Group	30,317	225,820

		668,748

		27,159,370

Consumer Discretionary – 5.1%
Auto Components – 0.3%
Aisin Seiki Co., Ltd.	1,800	44,084
Aptiv PLC	1,291	63,569

Company	Shares	U.S. $ Value

BorgWarner, Inc.	1,020	$24,857
Bridgestone Corp.	6,900	211,213
Cie Generale des Etablissements Michelin SCA - Class B	1,732	151,697
Continental AG	1,047	74,649
Denso Corp.	5,200	166,163
Faurecia SE	1,635	47,875
JTEKT Corp.	4,300	29,042
Koito Manufacturing Co., Ltd.	1,000	33,619
NGK Spark Plug Co., Ltd.	3,000	42,052
Nokian Renkaat Oyj	1,090	26,027
Stanley Electric Co., Ltd.	1,600	31,406
Sumitomo Electric Industries Ltd.	7,200	75,226
Sumitomo Rubber Industries Ltd.	4,100	38,511
Toyota Industries Corp.	1,600	76,288
Valeo SA	2,277	37,060
Yokohama Rubber Co., Ltd. (The)	1,000	12,397

		1,185,735

Automobiles – 0.8%
Bayerische Motoren Werke AG	3,152	160,907
Bayerische Motoren Werke AG (Preference Shares)	885	37,529
Daimler AG	10,262	306,466
Ferrari NV	1,527	235,211
Fiat Chrysler Automobiles NV	14,140	100,942
Ford Motor Co.	19,770	95,489
General Motors Co.	6,386	132,701
Harley-Davidson, Inc.(c)	690	13,062
Honda Motor Co., Ltd.	18,521	414,434
Isuzu Motors Ltd.	5,500	36,398
Mazda Motor Corp.	5,200	27,460
Mitsubishi Motors Corp.	11,400	32,120
Nissan Motor Co., Ltd.	26,300	87,992
Peugeot SA	7,475	97,319
Porsche Automobil Holding SE (Preference Shares)	1,458	60,945
Renault SA	1,830	34,779
Subaru Corp.	6,000	114,691
Suzuki Motor Corp.	4,173	99,364
Toyota Motor Corp.	25,884	1,559,896
Volkswagen AG	630	82,655
Volkswagen AG (Preference Shares)	2,067	238,111
Yamaha Motor Co., Ltd.	2,700	32,467

		4,000,938

Distributors – 0.0%
Genuine Parts Co.	710	47,805
LKQ Corp.(a)	1,514	31,052

		78,857

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	300	7,634
H&R Block, Inc.	960	13,517

		21,151

Hotels, Restaurants & Leisure – 0.7%
Accor SA	2,705	72,673

Company	Shares	U.S. $ Value

Aristocrat Leisure Ltd.	4,876	$63,181
Carnival Corp.	1,955	25,747
Carnival PLC	2,273	27,130
Chipotle Mexican Grill, Inc. - Class A(a)	154	100,778
Compass Group PLC	17,973	280,021
Crown Resorts Ltd.	9,430	43,762
Darden Restaurants, Inc.	570	31,042
Flutter Entertainment PLC	1,060	95,350
Galaxy Entertainment Group Ltd.	20,155	106,153
Genting Singapore Ltd.	92,000	44,598
GVC Holdings PLC	5,872	40,674
Hilton Worldwide Holdings, Inc.	1,366	93,216
InterContinental Hotels Group PLC	1,950	82,959
Las Vegas Sands Corp.	1,647	69,948
Marriott International, Inc./MD - Class A	1,371	102,565
McDonald’s Corp.	3,850	636,597
McDonald’s Holdings Co. Japan Ltd.	2,200	99,224
Melco Resorts & Entertainment Ltd. (ADR)	2,438	30,231
MGM Resorts International	2,540	29,972
Norwegian Cruise Line Holdings Ltd.(a)	1,031	11,300
Oriental Land Co., Ltd./Japan	2,100	268,080
Royal Caribbean Cruises Ltd.(c)	777	24,996
Sands China Ltd.	39,744	144,592
Sodexo SA	1,005	67,491
Starbucks Corp.	5,991	393,848
Tabcorp Holdings Ltd.	26,623	41,202
TUI AG	4,841	21,189
Whitbread PLC	2,125	78,756
Wynn Macau Ltd.	77,455	116,160
Wynn Resorts Ltd.	410	24,678
Yum! Brands, Inc.	1,515	103,823

		3,371,936

Household Durables – 0.4%
Barratt Developments PLC	11,885	64,242
Berkeley Group Holdings PLC	1,236	55,167
Casio Computer Co., Ltd.	3,415	47,780
DR Horton, Inc.	1,685	57,290
Electrolux AB - Class B	2,430	30,019
Garmin Ltd.	720	53,971
Husqvarna AB - Class B	8,194	40,763
Iida Group Holdings Co., Ltd.	2,902	40,109
Leggett & Platt, Inc.	575	15,341
Lennar Corp. - Class A	1,350	51,570
Mohawk Industries, Inc.(a)	250	19,060
Newell Brands, Inc.	1,925	25,564
Nikon Corp.	3,200	29,371
NVR, Inc.(a)	20	51,382
Panasonic Corp.	23,500	177,905
Persimmon PLC	3,527	83,374
PulteGroup, Inc.	1,215	27,119
Rinnai Corp.	700	49,343
SEB SA	568	70,350
Sekisui Chemical Co., Ltd.	4,000	52,696
Sekisui House Ltd.	6,000	98,952
Sharp Corp./Japan	4,999	51,892
Sony Corp.	14,135	837,266
Taylor Wimpey PLC	31,025	44,644

Company	Shares	U.S. $ Value

Whirlpool Corp.(c)	300	$25,740

		2,100,910

Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.(a)	2,170	4,230,893
Booking Holdings, Inc.(a)	257	345,747
Delivery Hero SE(a) (b)	1,586	116,609
eBay, Inc.	3,815	114,679
Expedia Group, Inc.	632	35,563
Just Eat Takeaway(a) (b)	1,322	99,973
Ocado Group PLC(a)	5,151	77,266
Prosus NV(a)	5,572	388,079
Rakuten, Inc.	8,852	66,736
Zalando SE(a) (b)	2,021	76,172
ZOZO, Inc.	2,592	34,788

		5,586,505

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	1,900	92,156
Hasbro, Inc.	600	42,930
Sankyo Co., Ltd.	300	8,700
Shimano, Inc.	700	99,829
Yamaha Corp.	1,600	62,009

		305,624

Multiline Retail – 0.2%
Dollar General Corp.	1,260	190,273
Dollar Tree, Inc.(a)	1,138	83,609
Harvey Norman Holdings Ltd.	14,257	26,178
Isetan Mitsukoshi Holdings Ltd.	2,200	12,764
J Front Retailing Co., Ltd.	3,500	28,887
Kohl’s Corp.	780	11,380
Macy’s, Inc.(c)	1,565	7,684
Marks & Spencer Group PLC	15,442	18,719
Marui Group Co., Ltd.	3,300	55,205
Next PLC	1,643	82,427
Nordstrom, Inc.(c)	520	7,977
Pan Pacific International Holdings Corp.	4,000	75,749
Ryohin Keikaku Co., Ltd.	2,570	28,580
Target Corp.	2,515	233,819
Wesfarmers Ltd.	12,002	254,325

		1,117,576

Specialty Retail – 0.7%
ABC-Mart, Inc.	500	25,024
Advance Auto Parts, Inc.	331	30,889
AutoZone, Inc.(a)	155	131,130
Best Buy Co., Inc.	1,100	62,700
CarMax, Inc.(a) (c)	820	44,141
Fast Retailing Co., Ltd.	641	261,555
Gap, Inc. (The)	1,005	7,075
Hennes & Mauritz AB - Class B	9,038	115,657
Hikari Tsushin, Inc.	500	83,666
Home Depot, Inc. (The)	5,570	1,039,975
Industria de Diseno Textil SA	12,502	323,972

Company	Shares	U.S. $ Value

JD Sports Fashion PLC	5,019	$28,110
Kingfisher PLC	29,522	51,856
L Brands, Inc.(c)	1,125	13,005
Lowe’s Cos., Inc.	3,860	332,153
Nitori Holdings Co., Ltd.	750	101,356
O’Reilly Automotive, Inc.(a)	390	117,410
Ross Stores, Inc.	1,850	160,894
Shimamura Co., Ltd.	200	12,087
Tiffany & Co.	555	71,873
TJX Cos., Inc. (The)	6,090	291,163
Tractor Supply Co.	515	43,543
Ulta Beauty, Inc.(a)	252	44,276
USS Co., Ltd.	4,120	56,495
Yamada Denki Co., Ltd.	10,990	43,773

		3,493,778

Textiles, Apparel & Luxury Goods – 0.8%
adidas AG	2,040	452,936
Burberry Group PLC	4,236	68,855
Capri Holdings Ltd.(a)	749	8,082
Cie Financiere Richemont SA	5,585	298,540
EssilorLuxottica SA	3,192	337,952
Hanesbrands, Inc.(c)	1,747	13,749
Hermes International	281	191,195
Kering SA	859	447,893
LVMH Moet Hennessy Louis Vuitton SE	3,148	1,154,532
Moncler SpA	2,123	77,147
NIKE, Inc. - Class B	6,250	517,125
Pandora A/S	1,106	35,537
Puma SE	1,420	83,432
PVH Corp.	345	12,986
Ralph Lauren Corp.	190	12,698
Swatch Group AG (The)	294	57,741
Swatch Group AG (The) (REG)	1,834	71,003
Tapestry, Inc.	1,380	17,871
Under Armour, Inc. - Class A(a)	927	8,538
Under Armour, Inc. - Class C(a)	904	7,286
VF Corp.	1,650	89,232

		3,964,330

		25,227,340

Consumer Staples – 5.0%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	8,733	385,735
Asahi Group Holdings Ltd.	3,700	120,040
Brown-Forman Corp. - Class B	892	49,515
Budweiser Brewing Co. APAC Ltd.(a)(b)	14,000	36,004
Carlsberg A/S - Class B	1,051	118,321
Coca-Cola Amatil Ltd.	14,439	77,931
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	26,681
Coca-Cola Co. (The)	19,520	863,760
Coca-Cola European Partners PLC	2,647	99,342
Coca-Cola HBC AG	1,928	41,348
Constellation Brands, Inc. - Class A	820	117,555
Diageo PLC	27,623	875,912
Heineken Holding NV	1,000	77,928
Heineken NV	2,500	212,160

Company	Shares	U.S. $ Value

Kirin Holdings Co., Ltd.	9,345	$184,566
Molson Coors Beverage Co. - Class B	950	37,060
Monster Beverage Corp.(a)	1,920	108,019
PepsiCo, Inc.	7,075	849,708
Pernod Ricard SA	2,406	341,498
Remy Cointreau SA	1,062	115,746
Suntory Beverage & Food Ltd.	1,324	50,033
Treasury Wine Estates Ltd.	6,024	37,400

		4,826,262

Food & Staples Retailing – 0.8%
Aeon Co., Ltd.	6,200	137,355
Carrefour SA	5,903	93,588
Casino Guichard Perrachon SA	1,228	46,996
Coles Group Ltd.	12,002	111,775
Colruyt SA	417	22,605
Costco Wholesale Corp.	2,315	660,076
Dairy Farm International Holdings Ltd.	7,381	33,949
FamilyMart Co., Ltd.	3,200	57,459
ICA Gruppen AB	2,462	102,826
J Sainsbury PLC	18,022	46,630
Jeronimo Martins SGPS SA	2,405	43,408
Koninklijke Ahold Delhaize NV	9,852	229,518
Kroger Co. (The)	4,020	121,082
Lawson, Inc.	600	32,934
METRO AG	7,593	64,671
Seven & i Holdings Co., Ltd.	8,000	264,199
Sundrug Co., Ltd.	1,000	32,044
Sysco Corp.	2,525	115,216
Tesco PLC	116,321	328,494
Tsuruha Holdings, Inc.	600	79,108
Walgreens Boots Alliance, Inc.	3,775	172,706
Walmart, Inc.	7,163	813,860
Welcia Holdings Co., Ltd.	796	55,892
Wm Morrison Supermarkets PLC	31,098	67,938
Woolworths Group Ltd.	14,003	304,514

		4,038,843

Food Products – 1.4%
a2 Milk Co., Ltd.(a)	8,040	82,133
Ajinomoto Co., Inc.	5,000	93,172
Archer-Daniels-Midland Co.	2,825	99,383
Associated British Foods PLC	3,965	88,815
Barry Callebaut AG	91	182,141
Calbee, Inc.	1,315	35,488
Campbell Soup Co.	775	35,774
Chocoladefabriken Lindt & Spruengli AG (REG)	1	86,794
Conagra Brands, Inc.	2,465	72,323
Danone SA	6,291	402,612
General Mills, Inc.	3,005	158,574
Hershey Co. (The)	750	99,375
Hormel Foods Corp.	1,350	62,964
JM Smucker Co. (The)	595	66,045
Kellogg Co.	1,215	72,888
Kerry Group PLC - Class A	1,906	221,144
Kikkoman Corp.	1,619	68,645
Kraft Heinz Co. (The)	3,128	77,387
Lamb Weston Holdings, Inc.	690	39,399
McCormick & Co., Inc./MD	575	81,196

Company	Shares	U.S. $ Value

MEIJI Holdings Co., Ltd.	1,100	$77,953
Mondelez International, Inc. - Class A	7,295	365,334
Mowi ASA	4,327	65,422
Nestle SA	34,710	3,553,186
NH Foods Ltd.	933	32,469
Nisshin Seifun Group, Inc.	4,000	66,729
Nissin Foods Holdings Co., Ltd.	1,200	99,584
Orkla ASA	10,095	86,491
Toyo Suisan Kaisha Ltd.	1,000	48,332
Tyson Foods, Inc. - Class A	1,425	82,465
WH Group Ltd.(b)	157,321	145,208
Wilmar International Ltd.	26,000	58,797
Yakult Honsha Co., Ltd.	1,333	78,527
Yamazaki Baking Co., Ltd.	59	1,230

		6,887,979

Household Products – 0.7%
Church & Dwight Co., Inc.	1,226	78,685
Clorox Co. (The)	670	116,077
Colgate-Palmolive Co.	4,280	284,021
Essity AB - Class B	4,979	152,524
Henkel AG & Co. KGaA	989	72,650
Henkel AG & Co. KGaA (Preference Shares)	1,696	135,649
Kimberly-Clark Corp.	1,755	224,412
Lion Corp.	2,000	42,652
Pigeon Corp.	1,287	49,273
Procter & Gamble Co. (The)	12,670	1,393,700
Reckitt Benckiser Group PLC	8,017	610,700
Unicharm Corp.	3,800	142,249

		3,302,592

Personal Products – 0.6%
Beiersdorf AG	1,051	105,826
Coty, Inc. - Class A	1,462	7,544
Estee Lauder Cos., Inc. (The) - Class A	1,140	181,648
Kao Corp.	5,400	439,928
Kobayashi Pharmaceutical Co., Ltd.	809	74,849
Kose Corp.	500	61,871
L’Oreal SA	2,700	698,789
Pola Orbis Holdings, Inc.	1,800	33,092
Shiseido Co., Ltd.	4,533	266,415
Unilever NV	15,507	762,188
Unilever PLC	12,594	635,118

		3,267,268

Tobacco – 0.5%
Altria Group, Inc.	9,440	365,045
British American Tobacco PLC	26,574	905,250
Imperial Brands PLC	10,218	188,577
Japan Tobacco, Inc.	13,598	251,518
Philip Morris International, Inc.	7,850	572,736
Swedish Match AB	2,884	163,291

		2,446,417

		24,769,361

Communication Services – 3.9%
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	37,077	1,080,795

Company	Shares	U.S. $ Value

BT Group PLC	101,334	$147,397
Cellnex Telecom SA(b)	2,840	128,829
CenturyLink, Inc.	4,912	46,468
Charter Communications, Inc. - Class A(a)	793	345,994
Comcast Corp. - Class A	23,052	792,528
Deutsche Telekom AG	37,770	487,815
Elisa Oyj	1,354	83,573
Eurazeo SE	1,509	67,708
Eutelsat Communications SA	3,140	32,641
HKT Trust & HKT Ltd. - Class SS	55,098	74,936
Iliad SA	714	96,200
Koninklijke KPN NV	28,755	68,765
Nippon Telegraph & Telephone Corp.	14,800	353,966
Orange SA	18,911	228,964
Proximus SADP	1,568	36,008
Singapore Telecommunications Ltd.	76,000	135,487
Spark New Zealand Ltd.	17,417	42,389
Swisscom AG	247	132,264
Telecom Italia SpA/Milano(a)	150,129	60,768
Telefonica Deutschland Holding AG	17,113	42,014
Telefonica SA	52,707	239,874
Telenet Group Holding NV	715	21,470
Telenor ASA	7,146	104,444
Telia Co. AB	24,258	86,829
Telstra Corp., Ltd.	40,732	76,460
TPG Telecom Ltd.	8,880	37,818
United Internet AG	2,321	67,490
Verizon Communications, Inc.	21,005	1,128,599
Washington H Soul Pattinson & Co., Ltd.	3,258	33,666

		6,282,159

Entertainment – 0.7%
Activision Blizzard, Inc.	3,865	229,890
Bollore SA	25,929	70,465
Electronic Arts, Inc.(a)	1,415	141,741
Konami Holdings Corp.	1,300	39,874
Live Nation Entertainment, Inc.(a)(c)	716	32,549
Netflix, Inc.(a)	2,292	860,646
Nexon Co., Ltd.	5,190	84,809
Nintendo Co., Ltd.	1,284	499,031
Square Enix Holdings Co., Ltd.	633	28,280
Take-Two Interactive Software, Inc.(a)	585	69,387
Toho Co., Ltd./Tokyo	1,000	30,577
Ubisoft Entertainment SA(a)	804	58,765
Vivendi SA	11,072	234,100
Walt Disney Co. (The)	9,159	884,759

		3,264,873

Interactive Media & Services – 1.2%
Alphabet, Inc. - Class A(a)	1,609	1,869,577
Alphabet, Inc. - Class C(a)	1,544	1,795,379
Auto Trader Group PLC	9,529	51,493
Facebook, Inc. - Class A(a)	12,267	2,046,136
Kakaku.com, Inc.	3,799	69,481
LINE Corp.(a)	933	45,045
REA Group Ltd.	1,002	46,938

Company	Shares	U.S. $ Value

Twitter, Inc.(a)	3,886	$95,440
Z Holdings Corp.	32,653	104,103

		6,123,592

Media – 0.2%
CyberAgent, Inc.	1,112	43,097
Dentsu Group, Inc.	2,100	40,576
Discovery, Inc. - Class A(a) (c)	785	15,260
Discovery, Inc. - Class C(a)	1,704	29,888
DISH Network Corp. - Class A(a)	1,206	24,108
Fox Corp. - Class A	1,750	41,353
Fox Corp. - Class B(a)	732	16,748
Hakuhodo DY Holdings, Inc.	2,490	25,124
Informa PLC	13,755	74,920
Interpublic Group of Cos., Inc. (The)	1,875	30,356
ITV PLC	44,429	36,460
JCDecaux SA	1,905	33,867
News Corp. - Class A	1,878	16,855
News Corp. - Class B	567	5,097
Omnicom Group, Inc.(c)	1,060	58,194
Pearson PLC	7,821	53,543
Publicis Groupe SA	1,801	51,471
Schibsted ASA - Class B	2,252	40,738
SES SA	4,651	27,285
Singapore Press Holdings Ltd.	29,528	38,180
ViacomCBS, Inc. - Class B	2,738	38,359
WPP PLC	13,761	93,560

		835,039

Wireless Telecommunication Services – 0.5%
KDDI Corp.	19,550	577,479
NTT DOCOMO, Inc.	14,767	461,810
Softbank Corp.	19,000	242,035
SoftBank Group Corp.	18,384	650,837
T-Mobile US, Inc.(a)	1,535	128,787
Tele2 AB - Class B	9,542	127,128
Vodafone Group PLC	306,793	424,431

		2,612,507

		19,118,170

Materials – 2.4%
Chemicals – 1.3%
Air Liquide SA	5,012	639,769
Air Products & Chemicals, Inc.	1,150	229,552
Akzo Nobel NV	3,226	212,170
Albemarle Corp.	511	28,805
Arkema SA	1,159	79,130
Asahi Kasei Corp.	12,000	84,082
BASF SE	10,527	492,052
Celanese Corp. - Class A	558	40,952
CF Industries Holdings, Inc.	1,050	28,560
Chr Hansen Holding A/S	1,460	107,737
Clariant AG	4,702	78,261
Corteva, Inc.(a)	3,806	89,441
Covestro AG(b)	1,766	53,595
Croda International PLC	1,648	86,945

Company	Shares	U.S. $ Value

Daicel Corp.	3,000	$21,825
Dow, Inc.(a)	3,706	108,364
DuPont de Nemours, Inc.	3,766	128,421
Eastman Chemical Co.	630	29,345
Ecolab, Inc.	1,250	194,788
EMS-Chemie Holding AG	203	126,606
Evonik Industries AG	2,574	53,753
FMC Corp.	580	47,380
FUCHS PETROLUB SE (Preference Shares)	2,420	86,323
Givaudan SA	88	270,774
Hitachi Chemical Co., Ltd.	3,000	127,660
Incitec Pivot Ltd.	32,013	39,710
International Flavors & Fragrances, Inc.	501	51,115
Israel Chemicals Ltd.	9,886	31,486
Johnson Matthey PLC	1,842	40,587
JSR Corp.	800	14,622
Kansai Paint Co., Ltd.	3,000	56,904
Koninklijke DSM NV	2,026	227,902
Kuraray Co., Ltd.	3,000	30,184
LANXESS AG	1,767	70,334
Linde PLC	2,690	465,370
LyondellBasell Industries NV - Class A	1,299	64,469
Mitsubishi Chemical Holdings Corp.	13,000	77,194
Mitsubishi Gas Chemical Co., Inc.	2,500	26,977
Mitsui Chemicals, Inc.	1,600	30,115
Mosaic Co. (The)	1,760	19,043
Nippon Paint Holdings Co., Ltd.	2,000	104,104
Nissan Chemical Corp.	1,000	36,217
Nitto Denko Corp.	1,600	71,070
Novozymes A/S - Class B	2,458	110,258
Orica Ltd.	7,662	71,726
PPG Industries, Inc.	1,150	96,140
Sherwin-Williams Co. (The)	475	218,272
Shin-Etsu Chemical Co., Ltd.	4,100	402,978
Showa Denko KK	1,500	30,774
Sika AG	1,200	197,055
Solvay SA	927	66,807
Sumitomo Chemical Co., Ltd.	15,000	44,317
Symrise AG	1,178	108,975
Taiyo Nippon Sanso Corp.	3,206	47,439
Teijin Ltd.	3,000	50,745
Toray Industries, Inc.	14,000	60,599
Tosoh Corp.	3,149	35,587
Umicore SA	2,002	69,051
Yara International ASA	1,297	41,010

		6,555,426

Construction Materials – 0.2%
Boral Ltd.	17,642	22,159
CRH PLC	8,841	239,087
Fletcher Building Ltd.	8,637	17,976
HeidelbergCement AG	1,342	57,334
James Hardie Industries PLC	3,449	40,045
LafargeHolcim Ltd.(a)	5,336	194,729
Martin Marietta Materials, Inc.	377	71,340
Taiheiyo Cement Corp.	1,304	22,212
Vulcan Materials Co.	615	66,463

		731,345

Company	Shares	U.S. $ Value

Containers & Packaging – 0.1%
AMCOR PLC(a) (c)	8,143	$66,121
Avery Dennison Corp.	435	44,313
Ball Corp.	1,610	104,103
International Paper Co.	1,975	61,482
Packaging Corp. of America	475	41,244
Sealed Air Corp.	740	18,285
Smurfit Kappa Group PLC	2,476	70,141
Toyo Seikan Group Holdings Ltd.	1,700	19,392
Westrock Co.	1,227	34,675

		459,756

Metals & Mining – 0.7%
Alumina Ltd.	28,452	25,498
Anglo American PLC	11,577	202,871
Antofagasta PLC	6,389	61,018
ArcelorMittal SA	12,535	118,336
BHP Group Ltd.	32,976	598,228
BHP Group PLC	23,519	365,007
BlueScope Steel Ltd.	6,941	36,340
Boliden AB	4,189	75,150
Evraz PLC	5,725	16,380
Fortescue Metals Group Ltd.	18,067	110,719
Freeport-McMoRan, Inc.	7,295	49,241
Glencore PLC(a)	130,406	197,376
Hitachi Metals Ltd.	5,000	52,483
JFE Holdings, Inc.	5,000	32,400
Mitsubishi Materials Corp.	2,700	55,196
Newcrest Mining Ltd.	7,017	96,362
Newmont Corp.	4,131	187,052
Nippon Steel Corp.	8,643	73,676
Norsk Hydro ASA	16,444	35,456
Nucor Corp.	1,460	52,589
Rio Tinto Ltd.	4,038	208,035
Rio Tinto PLC	13,185	604,430
South32 Ltd.	56,741	62,637
Sumitomo Metal Mining Co., Ltd.	2,500	51,111
thyssenkrupp AG(a)	3,919	20,642
voestalpine AG	1,082	21,831

		3,410,064

Paper & Forest Products – 0.1%
Mondi PLC	5,565	93,913
Oji Holdings Corp.	14,000	74,426
Stora Enso Oyj - Class R	6,056	60,553
UPM-Kymmene Oyj	5,689	155,122

		384,014

		11,540,605

Utilities – 1.9%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,138	54,954
American Electric Power Co., Inc.	2,485	198,750
AusNet Services	37,398	39,268
Chubu Electric Power Co., Inc.	6,100	86,090
Chugoku Electric Power Co., Inc. (The)	4,000	55,809
CK Infrastructure Holdings Ltd.	15,000	79,408
CLP Holdings Ltd.	12,500	114,500

Company	Shares	U.S. $ Value

Duke Energy Corp.	3,642	$294,565
Edison International	1,785	97,800
EDP - Energias de Portugal SA	29,006	116,702
Electricite de France SA	11,071	86,570
Endesa SA	3,024	63,989
Enel SpA	88,110	607,769
Entergy Corp.	975	91,621
Evergy, Inc.	1,085	59,729
Eversource Energy	1,560	122,008
Exelon Corp.	4,917	180,995
FirstEnergy Corp.	2,725	109,191
Fortum Oyj	4,947	71,964
HK Electric Investments & HK Electric Investments Ltd. - Class SS(b)	104,180	100,020
Iberdrola SA	72,102	705,230
Kansai Electric Power Co., Inc. (The)	8,491	94,513
Kyushu Electric Power Co., Inc.	4,100	32,883
Mercury NZ Ltd.	10,827	27,109
NextEra Energy, Inc.	2,535	609,972
NRG Energy, Inc.	1,260	34,348
Orsted A/S(b)	2,499	244,646
Pinnacle West Capital Corp.	485	36,758
Power Assets Holdings Ltd.	8,500	50,424
PPL Corp.	3,865	95,388
Red Electrica Corp. SA	5,707	102,552
Southern Co. (The)	5,310	287,483
SSE PLC	13,094	210,408
Terna Rete Elettrica Nazionale SpA	23,069	145,009
Tohoku Electric Power Co., Inc.	4,300	41,335
Tokyo Electric Power Co. Holdings, Inc.(a)	13,800	48,007
Verbund AG	759	27,374
Xcel Energy, Inc.	2,630	158,589

		5,583,730

Gas Utilities – 0.2%
APA Group	13,346	84,690
Atmos Energy Corp.	592	58,744
Enagas SA	2,159	42,591
Hong Kong & China Gas Co., Ltd.	96,005	157,201
Naturgy Energy Group SA	4,316	75,719
Osaka Gas Co., Ltd.	3,600	67,600
Snam SpA	26,833	122,635
Toho Gas Co., Ltd.	2,017	90,928
Tokyo Gas Co., Ltd.	3,800	89,540

		789,648

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	3,325	45,220
Electric Power Development Co., Ltd.	1,600	32,067
Meridian Energy Ltd.	18,542	44,253
Uniper SE	3,660	89,901

		211,441

Multi-Utilities – 0.5%
AGL Energy Ltd.	6,423	67,219
Ameren Corp.	1,210	88,124
CenterPoint Energy, Inc.	2,455	37,930
Centrica PLC	64,140	30,222

Company	Shares	U.S. $ Value

CMS Energy Corp.	1,420	$83,425
Consolidated Edison, Inc.	1,690	131,820
Dominion Energy, Inc.	4,170	301,032
DTE Energy Co.	920	87,372
E.ON SE	23,845	244,594
Engie SA	18,347	187,881
National Grid PLC	38,933	454,904
NiSource, Inc.	1,805	45,071
Public Service Enterprise Group, Inc.	2,545	114,296
RWE AG	5,973	156,204
Sempra Energy	1,450	163,836
Suez	5,769	58,609
United Utilities Group PLC	8,008	89,641
Veolia Environnement SA	5,882	124,233
WEC Energy Group, Inc.	1,518	133,781

		2,600,194

Water Utilities – 0.0%
American Water Works Co., Inc.	921	110,115
Severn Trent PLC	2,239	63,379

		173,494

		9,358,507

Energy – 1.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	3,300	34,650
Halliburton Co.	4,450	30,483
Helmerich & Payne, Inc.	485	7,590
National Oilwell Varco, Inc.	1,875	18,431
Schlumberger Ltd.	6,970	94,025
TechnipFMC PLC	2,088	14,073
Tenaris SA	10,900	65,758
Worley Ltd.	4,472	16,595

		281,605

Oil, Gas & Consumable Fuels – 1.5%
Aker BP ASA	1,570	19,693
Apache Corp.	1,815	7,587
BP PLC	233,480	957,488
Cabot Oil & Gas Corp.	1,990	34,208
Caltex Australia Ltd.	3,100	41,859
Chevron Corp.	9,530	690,544
Concho Resources, Inc.	1,007	43,150
ConocoPhillips	5,530	170,324
Devon Energy Corp.	1,930	13,336
Diamondback Energy, Inc.	728	19,074
Eni SpA	24,216	240,646
EOG Resources, Inc.	2,880	103,450
Equinor ASA	12,989	161,922
Exxon Mobil Corp.	21,450	814,456
Galp Energia SGPS SA	5,341	61,081
Hess Corp.	1,240	41,292
HollyFrontier Corp.	750	18,382
Idemitsu Kosan Co., Ltd.	2,956	67,467
Inpex Corp.	11,643	65,318
JXTG Holdings, Inc.	32,750	111,592
Kinder Morgan, Inc./DE	9,899	137,794
Koninklijke Vopak NV	502	26,360

Company	Shares	U.S. $ Value

Lundin Petroleum AB	3,430	$64,747
Marathon Oil Corp.	4,035	13,275
Marathon Petroleum Corp.	3,251	76,789
Neste Oyj	4,795	159,422
Noble Energy, Inc.	2,410	14,556
Occidental Petroleum Corp.(c)	4,486	51,948
Oil Search Ltd.	18,278	26,508
OMV AG	1,688	46,195
ONEOK, Inc.	2,018	44,013
Origin Energy Ltd.	16,658	44,764
Phillips 66	2,240	120,176
Pioneer Natural Resources Co.	815	57,172
Repsol SA	16,951	151,224
Royal Dutch Shell PLC - Class A	49,037	851,953
Royal Dutch Shell PLC - Class B	42,444	711,958
Santos Ltd.	18,468	37,929
TOTAL SA	27,758	1,045,887
Valero Energy Corp.	1,995	90,493
Williams Cos., Inc. (The)	6,128	86,711
Woodside Petroleum Ltd.	10,061	111,642

		7,654,385

		7,935,990

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	582	79,769
American Tower Corp.	2,225	484,494
Apartment Investment & Management Co. - Class A	674	23,691
Ascendas Real Estate Investment Trust	67,621	133,890
AvalonBay Communities, Inc.	695	102,283
Boston Properties, Inc.	750	69,173
British Land Co. PLC (The)	9,308	38,816
Crown Castle International Corp.	2,070	298,908
Daiwa House REIT Investment Corp.	13	31,862
Dexus	13,420	74,368
Digital Realty Trust, Inc.	1,328	184,473
Duke Realty Corp.	1,778	57,572
Equinix, Inc.	480	299,794
Equity Residential	1,730	106,758
Essex Property Trust, Inc.	328	72,239
Extra Space Storage, Inc.	583	55,828
Federal Realty Investment Trust	272	20,294
Gecina SA	408	53,689
Goodman Group	16,928	124,077
GPT Group (The)	17,105	38,001
Healthpeak Properties, Inc.	2,430	57,956
Host Hotels & Resorts, Inc.	3,570	39,413
ICADE	1,592	124,953
Iron Mountain, Inc.(c)	1,398	33,272
Japan Prime Realty Investment Corp.	15	45,319
Japan Real Estate Investment Corp.	12	70,539
Japan Retail Fund Investment Corp.	24	27,283
Kimco Realty Corp.	2,060	19,920
Klepierre SA	2,231	42,526
Land Securities Group PLC	9,736	67,139
Link REIT	21,500	181,212
Mid-America Apartment Communities, Inc.	596	61,406
Mirvac Group	40,488	51,440

Company	Shares	U.S. $ Value

Nippon Building Fund, Inc.	13	$87,450
Nippon Prologis REIT, Inc.	14	35,225
Nomura Real Estate Master Fund, Inc.	34	43,245
Orix JREIT, Inc.	30	39,458
Prologis, Inc.	3,679	295,681
Public Storage	750	148,958
Realty Income Corp.	1,608	80,175
Regency Centers Corp.	833	32,012
SBA Communications Corp.	640	172,781
Scentre Group	50,683	48,545
Segro PLC	11,022	104,195
Simon Property Group, Inc.	1,556	85,362
SL Green Realty Corp.	376	16,206
Stockland	23,010	35,383
UDR, Inc.	1,428	52,179
United Urban Investment Corp.	26	26,012
Ventas, Inc.	1,811	48,535
Vicinity Centres	39,646	24,800
Vornado Realty Trust	735	26,614
Welltower, Inc.	2,035	93,162
Weyerhaeuser Co.	3,698	62,681

		4,731,016

Real Estate Management & Development – 0.5%
Aeon Mall Co., Ltd.	3,541	44,692
Aroundtown SA	11,635	58,238
Azrieli Group Ltd.	387	22,127
CapitaLand Ltd.	35,000	70,138
CBRE Group, Inc. - Class A(a)	1,615	60,902
City Developments Ltd.	11,000	55,777
CK Asset Holdings Ltd.	25,719	139,543
Daito Trust Construction Co., Ltd.	700	65,004
Daiwa House Industry Co., Ltd.	6,000	148,244
Deutsche Wohnen SE	3,212	121,731
Henderson Land Development Co., Ltd.	30,420	115,136
Hongkong Land Holdings Ltd.	14,000	52,379
Hulic Co., Ltd.	6,591	66,701
Kerry Properties Ltd.	8,500	22,227
Lendlease Group	10,380	65,080
Mitsubishi Estate Co., Ltd.	13,000	191,999
Mitsui Fudosan Co., Ltd.	10,000	173,147
New World Development Co., Ltd.	82,122	87,565
Nomura Real Estate Holdings, Inc.	3,600	58,251
Sino Land Co., Ltd.	63,328	79,702
Sumitomo Realty & Development Co., Ltd.	3,843	93,838
Sun Hung Kai Properties Ltd.	15,000	196,111
Swire Properties Ltd.	25,389	70,930
Swiss Prime Site AG	976	94,995
Tokyu Fudosan Holdings Corp.	7,989	38,372
Unibail-Rodamco-Westfield	1,707	97,856
Vonovia SE	5,710	284,035
Wharf Real Estate Investment Co., Ltd.	13,000	53,026
Wheelock & Co., Ltd.	17,000	115,191

		2,742,937

		7,473,953

Total Common Stocks (cost $207,714,714)		238,754,113

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 40.5%
United States – 40.5%
U.S. Treasury Bonds 2.25%, 08/15/2046	$6,373	$7,584,346
2.375%, 11/15/2049	1,075	1,336,732
2.50%, 02/15/2045-05/15/2046	598	739,631
2.75%, 08/15/2042-08/15/2047	1,177	1,506,368
2.875%, 05/15/2043-05/15/2049	6,862	9,082,440
3.00%, 05/15/2045-02/15/2049	4,154	5,694,611
3.125%, 11/15/2041-02/15/2043	2,825	3,820,933
3.50%, 02/15/2039	23	32,214
3.625%, 08/15/2043	3,658	5,325,819
3.75%, 08/15/2041-11/15/2043	399	589,015
3.875%, 08/15/2040	280	415,800
4.25%, 05/15/2039	240	367,463
4.375%, 11/15/2039-05/15/2041	1,258	1,971,014
4.50%, 08/15/2039	317	500,464
4.75%, 02/15/2037-02/15/2041	1,127	1,795,865
5.25%, 11/15/2028	690	948,642
5.375%, 02/15/2031	650	954,586
5.50%, 08/15/2028	1,383	1,915,239
6.00%, 02/15/2026	2,846	3,722,034
6.125%, 11/15/2027	732	1,026,744
6.25%, 08/15/2023-05/15/2030	804	1,185,469
6.875%, 08/15/2025	849	1,128,109
7.25%, 08/15/2022	775	896,215
7.625%, 02/15/2025	295	396,038
8.00%, 11/15/2021	9,123	10,250,546
U.S. Treasury Notes 0.50%, 03/31/2025	408	410,486
1.125%, 02/28/2021-09/30/2021	2,905	2,933,740
1.25%, 03/31/2021-08/31/2024	8,437	8,597,464
1.375%, 05/31/2021-08/31/2023	2,507	2,576,039
1.50%, 09/30/2024-02/15/2030	9,201	9,700,638
1.625%, 08/15/2022-08/15/2029	15,079	15,812,151
1.75%, 03/31/2022-11/15/2029	15,661	16,387,410
1.875%, 11/30/2021-10/31/2022	6,713	6,947,462
2.00%, 11/15/2021-11/15/2026	28,091	29,686,887
2.125%, 11/30/2023-05/15/2025	11,032	11,816,887
2.25%, 04/30/2024-08/15/2049	9,110	10,134,440
2.375%, 08/15/2024-05/15/2029	4,221	4,772,276
2.50%, 08/15/2023-05/15/2024	5,883	6,361,564
2.625%, 02/15/2029	821	957,876
2.75%, 11/15/2023-02/15/2028	3,400	3,709,122
2.875%, 10/31/2023-05/15/2028	2,273	2,539,399
3.125%, 05/15/2021-11/15/2028	2,049	2,402,103
3.625%, 02/15/2021	564	580,141

Total Governments – Treasuries (cost $180,414,801)		199,512,422

	Shares

INVESTMENT COMPANIES – 4.6%
Funds and Investment Trusts – 4.6%(g)
iShares Core MSCI Emerging Markets ETF	49,932	2,020,748
Vanguard Global ex-U.S. Real Estate ETF	190,876	8,190,489
Vanguard Real Estate ETF(c)	180,607	12,615,399

Total Investment Companies (cost $28,051,701)		22,826,636

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(g) (h) (i) (cost $10,929,116)	10,929,116	$10,929,116

	Principal Amount (000)

U.S. Treasury Bills – 0.4%
U.S. Treasury Bill Zero Coupon, 04/16/2020 (cost $1,814,962)	$1,815	1,814,925

Total Short-Term Investments (cost $12,744,078)		12,744,041

Total Investments Before Security Lending Collateral for Securities Loaned – 96.2% (cost $428,925,294)		473,837,212

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(g) (h) (i) (cost $2,567,542)	2,567,542	2,567,542

Total Investments – 96.7% (cost $431,492,836)(j)		476,404,754
Other assets less liabilities – 3.3%		16,308,993

Net Assets – 100.0%		$492,713,747

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	34	June 2020	$3,554,864	$(16,473)
10 Yr Mini Japan Government Bond Futures	221	June 2020	31,374,703	(325,044)
Mini MSCI EAFE Futures	17	June 2020	1,325,405	90,608
Mini MSCI Emerging Markets Futures	520	June 2020	21,915,400	108,692
MSCI Singapore IX ETS Futures	229	April 2020	4,533,760	(56,206)
Russell 2000 E-Mini Futures	99	June 2020	5,680,620	(548,978)
S&P Mid 400 E Mini Futures	39	June 2020	5,607,420	(441,682)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	195	June 2020	$27,044,063	$(27,676)
Sold Contracts
Euro STOXX 50 Index Futures	1,394	June 2020	42,233,526	(5,198,388)
FTSE 100 Index Futures	134	June 2020	9,379,807	(530,990)
Hang Seng Index Futures	32	April 2020	4,895,295	(89,082)
S&P 500 E-Mini Futures	483	June 2020	62,058,255	1,092,254
SPI 200 Futures	114	June 2020	8,956,255	7,750
TOPIX Index Futures	158	June 2020	20,616,043	(1,058,905)

				$(6,994,120)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	589	AUD	908	06/15/2020	$(30,405)
Barclays Bank PLC	AUD	4,679	USD	3,147	06/15/2020	268,677
Barclays Bank PLC	EUR	1,358	USD	1,524	06/15/2020	22,238
BNP Paribas SA	CHF	1,377	USD	1,438	06/15/2020	2,308
BNP Paribas SA	JPY	271,320	USD	2,497	06/15/2020	(34,641)
BNP Paribas SA	USD	1,535	NZD	2,450	06/15/2020	(74,153)
Citibank, NA	AUD	4,288	USD	2,833	06/15/2020	194,874
Citibank, NA	CHF	946	USD	973	06/15/2020	(13,061)
Citibank, NA	EUR	4,577	USD	5,103	06/15/2020	40,363
Citibank, NA	EUR	944	USD	1,038	06/15/2020	(5,770)
Citibank, NA	GBP	5,192	USD	6,669	06/15/2020	211,287
Citibank, NA	USD	903	SEK	8,665	06/15/2020	(25,881)
Credit Suisse International	GBP	1,618	USD	2,115	06/15/2020	102,882
Credit Suisse International	USD	6,472	AUD	9,840	06/15/2020	(418,465)
Credit Suisse International	USD	1,788	CHF	1,714	06/15/2020	(1,249)
Credit Suisse International	USD	3,479	SEK	33,288	06/15/2020	(108,112)
Goldman Sachs Bank USA	AUD	9,203	USD	6,069	06/15/2020	407,139
Goldman Sachs Bank USA	CHF	2,837	USD	2,914	06/15/2020	(43,131)
Goldman Sachs Bank USA	NOK	17,875	USD	1,921	06/15/2020	201,165
JPMorgan Chase Bank, NA	AUD	1,429	USD	945	06/15/2020	65,739
JPMorgan Chase Bank, NA	GBP	2,142	USD	2,764	06/15/2020	100,036
JPMorgan Chase Bank, NA	JPY	617,122	USD	5,698	06/15/2020	(59,559)
JPMorgan Chase Bank, NA	SEK	123,840	USD	13,128	06/15/2020	589,411
JPMorgan Chase Bank, NA	USD	4,077	AUD	6,037	06/15/2020	(362,493)
JPMorgan Chase Bank, NA	USD	8,969	CHF	8,373	06/15/2020	(239,026)
JPMorgan Chase Bank, NA	USD	1,391	NZD	2,147	06/15/2020	(110,245)
JPMorgan Chase Bank, NA	USD	7,579	SEK	73,766	06/15/2020	(109,883)
Morgan Stanley Capital Services, Inc.	USD	1,493	JPY	155,657	06/15/2020	(40,379)
Morgan Stanley Capital Services, Inc.	USD	1,899	NOK	17,875	06/15/2020	(179,267)
State Street Bank & Trust Co.	NZD	4,597	USD	2,894	06/15/2020	152,309
State Street Bank & Trust Co.	USD	173	JPY	18,360	06/15/2020	(1,961)

						$500,747

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $1,322,478 or 0.3% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,975,523 and gross unrealized depreciation of investments was $(54,556,978), resulting in net unrealized appreciation of $38,418,545.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$28,309,089	$9,250,288	$—	$37,559,377
Health Care	17,105,144	18,342,922	1,489	35,449,555
Financials	12,025,716	21,136,169	—	33,161,885
Industrials	9,219,114	17,940,256	—	27,159,370
Consumer Discretionary	11,198,257	14,029,083	—	25,227,340
Consumer Staples	8,821,910	15,947,451	—	24,769,361
Communication Services	11,824,893	7,293,277	—	19,118,170
Materials	2,636,850	8,903,755	—	11,540,605
Utilities	3,832,917	5,525,590	—	9,358,507
Energy	2,847,982	5,088,008	—	7,935,990
Real Estate	3,242,491	4,231,462	—	7,473,953
Governments - Treasuries	—	199,512,422	—	199,512,422
Investment Companies	22,826,636	—	—	22,826,636
Short-Term Investments:
Investment Companies	10,929,116	—	—	10,929,116
U.S. Treasury Bills	—	1,814,925	—	1,814,925
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,567,542	—	—	2,567,542

Total Investments in Securities	147,387,657	329,015,608	1,489	476,404,754
Other Financial Instruments(a):
Assets:
Futures	1,291,554	7,750	—	1,299,304
Forward Currency Exchange Contracts	—	2,358,428	—	2,358,428
Liabilities:
Futures	(1,359,853)	(6,933,571)	—	(8,293,424)
Forward Currency Exchange Contracts	—	(1,857,681)	—	(1,857,681)

Total	$147,319,358	$322,590,534	$1,489	$469,911,381

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,784	$53,913	$55,768	$10,929	$49
Government Money Market Portfolio*	—	143,917	141,349	2,568	2
Total	$12,784	$197,830	$197,117	$13,497	$51

*	Investments of cash collateral for securities lending transactions.